PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 1,269	$ 1,255
Accumulated depreciation	1,209	1,148
Depreciated cost	60	107
Depreciation expense	61	77	$ 68
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,048	1,037
Accumulated depreciation	1,021	962
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	190	190
Accumulated depreciation	172	170
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	31	28
Accumulated depreciation	$ 16	$ 16